Securities - Summary of Unrealized Gains and Losses on Securities at Fair Value through Other Comprehensive Income (Detail) - CAD ($) $ in Millions	Apr. 30, 2026	Oct. 31, 2025
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 275,656	$ 241,789
Gross unrealized gains	1,708	1,534
Gross unrealized losses	(1,437)	(1,528)
Fair value	275,927	241,795
Canadian government debt - issued or guaranteed, Federal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	49,070	39,827
Gross unrealized gains	82	46
Gross unrealized losses	(65)	(7)
Fair value	49,087	39,866
Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	12,549	11,368
Gross unrealized gains	45	39
Gross unrealized losses	(90)	(89)
Fair value	12,504	11,318
U.S. federal, state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	146,888	131,385
Gross unrealized gains	708	622
Gross unrealized losses	(1,177)	(1,316)
Fair value	146,419	130,691
Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	23,757	11,975
Gross unrealized gains	20	14
Gross unrealized losses	(48)	(56)
Fair value	23,729	11,933
Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,650	2,674
Gross unrealized gains	7	7
Gross unrealized losses	(5)	(7)
Fair value	2,652	2,674
Asset-backed securities, CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	9,582	10,126
Gross unrealized gains	4	15
Gross unrealized losses	(7)	(2)
Fair value	9,579	10,139
Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	30,355	33,602
Gross unrealized gains	116	122
Gross unrealized losses	(40)	(46)
Fair value	30,431	33,678
Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	805	832
Gross unrealized gains	726	669
Gross unrealized losses	(5)	(5)
Fair value	$ 1,526	$ 1,496